Non-Controlling Interest - Summary of Information Relating to Agnity, Before Any Intercompany Eliminations (Detail) - CAD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Current assets		$ 21,907,442	$ 15,195,235
Non-current assets		50,199,007	62,123,576
Current liabilities		(64,015,619)	(28,247,937)
Revenue		25,596,972	26,928,439	$ 18,340,249
Income (loss) allocated to NCI		63,387	1,586,588	590,056
Total comprehensive income attributable to NCI		202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities		(28,329,771)	(24,855,800)	(15,988,223)
Cash flows used in investing activities		(1,063,927)	(6,395,154)	(20,732,153)
Cash flows (used in) provided by financing activities		32,926,878	31,856,797	35,936,694
Foreign exchange impact on cash held in US dollars		$ (56,012)	$ (24,144)	(12,922)
Subsidiaries with material non-controlling interests [member] | Agnity Global Inc [Member]
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
NCI percentage	100.00%	100.00%	100.00%
Current assets		$ 11,906,502	$ 7,778,252
Non-current assets		5,111,714	8,081,135
Current liabilities		(8,752,552)	(7,107,244)
Non-current liabilities		(5,598,783)	(6,185,049)
Net assets attributable to NCI		2,666,881	2,567,094
Revenue		11,966,226	11,548,811	6,010,753
Income (loss) allocated to NCI		63,387	1,586,588	590,056
Other comprehensive income allocated to NCI		138,655	159,749	176,711
Total comprehensive income attributable to NCI		202,042	1,746,337	766,767
Cash flows (used in) provided by operating activities		(1,859,900)	(405,548)	483,245
Cash flows used in investing activities		(578,483)		(3,731)
Cash flows (used in) provided by financing activities		2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in US dollars		(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents		$ (363,629)	$ 405,073	$ 68,422